General - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended			26 Months Ended
	Nov. 15, 2019 USD ($) $ / shares shares	Nov. 05, 2018 USD ($) $ / shares	Nov. 23, 2016 USD ($)	Oct. 01, 2015 CAD ($)	Mar. 31, 2020 USD ($) shares	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 shares	Jan. 11, 2019 $ / shares shares	Nov. 04, 2019 shares
General [Line Items]
Shares purchase program, authorized amount			$ 250,000,000
Shares repurchase program expiration date	Dec. 16, 2019		Jan. 11, 2019
Treasury stock, shares repurchased | shares	280,719				280,719	888,719	1,085,694	2,493,378
Treasury stock, average price per share | $ / shares	$ 91.00							$ 100.28
Special cash dividend declared date					Nov. 05, 2018
Special cash dividend declared on ordinary shares		$ 500,000,000
Special cash dividend paid per share on ordinary shares | $ / shares		$ 12.86
Date of special cash dividend paid on ordinary shares					Dec. 28, 2018
Special cash dividend to stareholders of record date on ordinary shares					Dec. 11, 2018
Shares authorized to purchase under stock repurchase program | shares									300,000,000
Treasury stock, aggregate purchase price					$ 721,494,000	$ 694,510,000
Maximum [Member]
General [Line Items]
Treasury stock, aggregate purchase price	$ 225,000,000
Zalicus Pharmaceuticals [Member]
General [Line Items]
Purchase price of acquisition in cash				$ 5,000
Purchase price to be paid in the form of promissory note				$ 5,000
Promissory notes maturity date					Jul. 01, 2017
Sun Pharmaceutical Industries Ltd. [Member]
General [Line Items]
Number of ordinary shares owned by majority share holder | shares					29,497,813
Percentage of ordinary shares owned by majority share holder					77.10%
Vote attributable to share equity					84.70%